Related party transactions (Details Narrative)												1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 11, 2023 USD ($) Integer	Jan. 11, 2023 AUD ($) Integer	Dec. 22, 2022 USD ($)	Feb. 22, 2022 USD ($)	Dec. 01, 2021 USD ($)	Dec. 01, 2021 AUD ($)	Nov. 26, 2021 USD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Apr. 01, 2020 USD ($) Integer	Mar. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) Integer $ / shares shares	Jun. 30, 2023 AUD ($) Integer	Jun. 30, 2023 GBP (£) Integer	Jun. 30, 2022 USD ($) Integer $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Jul. 06, 2023 $ / shares	Feb. 28, 2023 AUD ($)	Jul. 29, 2022 $ / shares	Jan. 01, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2021 AUD ($)	Aug. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Class of warrant exercise price of warrants | $ / shares																						$ 0.0001
Granted, shares | Integer															912,000	912,000	912,000	706,000
Number of other equity instruments exercised or vested in share based payment arrangement | Integer															356,000	356,000	356,000	755,000
Share capital	$ 308,000												$ 387,000		$ 308,000			$ 256,000	$ 222,000
Interest expense on borrowings													$ 2,200,000	$ 2,900,000
Aevitas Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital																			$ 3,208,922								$ 4,265,280
Number of shares par value | $ / shares																			$ 10
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share capital	$ 307,815,000														$ 307,815,000			$ 255,819,000	$ 222,074,000
Number of shares par value | $ / shares	$ 0.012												$ 0.12		$ 0.012			$ 0.012	$ 0.012			$ 0.012
Ordinary shares [member] | Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares par value | $ / shares	$ 0.012														$ 0.012					$ 0.012
Awn Warrants [Member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding 1 | shares	500,000														500,000
Class of warrant exercise price of warrants | $ / shares	$ 0.90														$ 0.90
Current Related Party Loans With Arowana International Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings term		60 months	60 months
Debt or equity maximum raise	$ 25,000,000	$ 25,000,000													$ 25,000,000
Borrowings interest rate									10.00%
Borrowings line fee percentage									2.00%
Minimum repayment of borrowings									$ 1,000,000	$ 1,000,000.0
Borrowings refinancing fee percentage										1.60%
BorrowingsAccruedNewFacilityExtensionFee										$ 355,000
Borrowings refinancing fee		855,000
Current Related Party Loans With Arowana International Limited [Member] | First Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid	25.00%
Current Related Party Loans With Arowana International Limited [Member] | Second Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid	45.00%
Borrowings qualifying liquidity event payment	$ 1,875,000
Current Related Party Loans With Arowana International Limited [Member] | Third Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event percentage of proceeds to be paid	25.00%
Current Related Party Loans With Arowana International Limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	$ 5,000,000.0
Current Related Party Loans With Arowana International Limited [Member] | Bottom of range [member] | First Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	5,000,000
Current Related Party Loans With Arowana International Limited [Member] | Bottom of range [member] | Second Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	7,500,000
Current Related Party Loans With Arowana International Limited [Member] | Bottom of range [member] | Third Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	12,500,000
Current Related Party Loans With Arowana International Limited [Member] | Top of range [member] | First Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	7,500,000
Current Related Party Loans With Arowana International Limited [Member] | Top of range [member] | Second Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event proceeds	12,500,000
Current Related Party Loans With Arowana International Limited [Member] | Top of range [member] | Third Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings qualifying liquidity event payment	$ 4,125,000
Awn holdings limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held in the entity	39.50%														39.50%
Aevitas Group Limited [Member] | Current Related Party Loans With Arowana International Limited [Member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise																								$ 25,000,000
Borrowings interest rate																							10.00%	12.50%	12.50%
BorrowingsAccruedNewFacilityExtensionFee		43,500	$ 60,000			$ 29,000	$ 40,000
Short term borrowings																								$ 1,100,000	$ 1,500,000
Aevitas Group Limited [Member] | Current Related Party Loans With Arowana International Limited 2 [Member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise					$ 25,000,000
Borrowings interest rate					10.00%
BorrowingsAccruedNewFacilityExtensionFee		110,000			$ 85,000
Short term borrowings					$ 3,000,000.0
Aevitas Group Limited [Member] | Current Related Party Loans With Arowana International Limited 3 [Member]
IfrsStatementLineItems [Line Items]
Debt or equity maximum raise		$ 25,000,000
Borrowings interest rate				15.00%
BorrowingsAccruedNewFacilityExtensionFee				$ 115,000
Short term borrowings				$ 3,000,000.0
Borrowings facility fee percentage				1.00%
Borrowings establishment fee				$ 30,000
Borrowings exit fee percentage				3.00%
Borrowings exit fee				$ 90,000
Aevitas Group Limited [Member] | Current Related Party Loans With Arowana International Limited 3 [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	3.60%														3.60%
Aevitas Group Limited [Member] | Current Related Party Loans With Arowana International Limited 4 [Member]
IfrsStatementLineItems [Line Items]
Short term borrowings												$ 250,000									$ 500,000
Aevitas Group Limited [Member] | Current Related Party Loans With Arowana International Limited 4 And 5 [Member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate												15.00%
Borrowings facility fee percentage												1.00%
Borrowings establishment fee												$ 7,500
Borrowings exit fee percentage												3.00%
Borrowings exit fee												$ 22,500
Arowana International Limited [Member]
IfrsStatementLineItems [Line Items]
Chief financial officer fees															$ 1,138,346			$ 343,806	$ 1,028,096
Arowana International Limited [Member] | Directors Fees For Michael Hui [Member]
IfrsStatementLineItems [Line Items]
Nonexecutive directors fees															$ 50,000
Percentage fees received in cash	100.00%														100.00%
Amounts payable related party transactions	$ 25,000														$ 25,000
Arowana International Limited [Member] | Cost Incurred By Arowana On Behalf Of Vivopower [Member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transactions	$ 1,392,303														1,392,303			$ 313,688	$ 4,345
Michael Hui [Member] | Rsus [Member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer		200	200								17,500
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets		$ 52									$ 13,125				$ 2,625
Number of other equity instruments exercised or vested in share based payment arrangement | Integer															3,500	3,500	3,500
Michael Hui [Member] | Psus [Member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer											52,500
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets											$ 39,375				$ 4,736
Number of other equity instruments exercised or vested in share based payment arrangement | Integer															6,314	6,314	6,314
Panaga Group Trust [Member]
IfrsStatementLineItems [Line Items]
Convertible loan notes converted to preference shares | shares																			4,697
Panaga Group Trust [Member] | Aevitas Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Share capital																										$ 46,970
Dividends classified as expense															$ 2,188	$ 3,302
Panaga Group Trust [Member] | Warrants For Executive Fees [Member]
IfrsStatementLineItems [Line Items]
Class of warrant or right outstanding 1 | shares	541,666														541,666
Class of warrant exercise price of warrants | $ / shares	$ 0.60														$ 0.60
Panaga Group Trust [Member] | Chairman Fees For Kevin Chin [Member]
IfrsStatementLineItems [Line Items]
Chairman fees															$ 81,819		£ 68,000
Panaga Group Trust [Member] | Executive Fees For Kevin Chin [Member]
IfrsStatementLineItems [Line Items]
Executive fees | £																	325,000
Annual training allowance costs | £																	£ 38,000
Average foreign exchange rate | Integer															1.3237	1.3237	1.3237
Performance measurement	64.00%														64.00%
Vwap share price | $ / shares	$ 2.92														$ 2.92
Arowana Partners Group Pty Ltd [Member] | Cost Incurred By Arowana On Behalf Of Vivopower [Member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transactions	$ 157,036														$ 157,036
Services received related party transactions															130,863
Arowana Partners Group Pty Ltd [Member] | Loan For Working Capital Assistance [Member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate								8.00%
Short term borrowings								$ 370,000
Borrowings facility fee percentage								2.00%
Borrowings establishment fee								$ 7,400
Interest expense on borrowings															22,895
Director Kevin Chin [Member] | Rsus [Member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer											872
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets											$ 65,400				13,080
Number of other equity instruments exercised or vested in share based payment arrangement | Integer											17,440
Director Kevin Chin [Member] | Psus [Member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer											261,600
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets											$ 196,200				$ 23,592
Number of other equity instruments exercised or vested in share based payment arrangement | Integer															31,456	31,456	31,456
Director Kevin Chin [Member] | Executive Fees For Kevin Chin [Member] | Rsus [Member]
IfrsStatementLineItems [Line Items]
Granted, shares | Integer		20,000	20,000
Expense from share based payment transactions in which goods or services received did not qualify for recognition as assets		$ 5,200													$ 275,330
Number of other equity instruments exercised or vested in share based payment arrangement | Integer															94,291	94,291	94,291